Consolidated Statements of (Loss) Income (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Loss per share - diluted	$ (0.04)	$ (0.04)
Weighted average number of common shares - diluted	155,626,128	153,294,454